SUMMARY OF SIGNIFICANT POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CASH EQUIVALENTS AND RESTRICTED CASH

The Company reconciles cash, cash equivalents, and restricted cash reported in its consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s consolidated statements of cash flows as follows:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	$329,084	$154,937
Restricted cash	-	4,295
Total cash, cash equivalents and restricted cash	$329,084	$159,232

The Company reconciles cash, cash equivalents, and restricted cash reported in its consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s consolidated statements of cash flows as follows:

	December 31,	December 31,
	2025	2024
Cash and cash equivalents	$154,937	$407,182
Restricted cash	4,295	5,824
Total cash, cash equivalents and restricted cash	$159,232	$413,006